Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liability
Schedule of warrants issued but not exercised

	December 31, 2023	December 31, 2022
	Number	Number
Public Warrants	15,264,935	15,264,935
Mudrick Warrants	4,000,000	4,000,000
Outstanding, end of period	19,264,935	19,264,935

Schedule of change in fair value of warrants

£ 000
January 1, 2022	10,730
Change in fair value recognized in profit or loss	(5,880)
Reclassification to equity	(1,010)
Foreign exchange movements	1,121
December 31, 2022	4,961
Change in fair value recognized in profit or loss	(3,873)
Foreign exchange movements	(181)
December 31, 2023	907

Schedule of expense

£'000
American (2,625,000 warrants)	21,186
Avolon (6,378,600 warrants)	51,481
Avolon commercial (3,765,000 warrants)	30,386
Virgin (2,625,000 warrants)	8,558
111,611